Advances to Suppliers and Other Current Assets (Details) - Other Current Assets [Member] ¥ in Thousands, $ in Thousands					12 Months Ended
	Sep. 27, 2024	Sep. 27, 2023 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 CNY (¥)	Aug. 29, 2024 USD ($)	Aug. 29, 2024 CNY (¥)	Sep. 28, 2023 USD ($)	Sep. 28, 2023 CNY (¥)	Sep. 27, 2023 CNY (¥)	Jul. 16, 2021 USD ($)	Jul. 16, 2021 CNY (¥)
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Prepayment of projects					$ 38,430		$ 12,540
Terminated, amount					960	¥ 6,700
Construction period	18 months
Fujian Xinchang Construction Engineering Co., Ltd [Member]
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Construction contract amount		$ 38,530												¥ 270,000
Yueyang Jinsheng Amusement Development Co.,Ltd. [Member]
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Terminated, amount					14,270	100,000
Yueyang Jinsheng Amusement Development Co.,Ltd. [Member]
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Construction contract amount															$ 68,450	¥ 480,000
Payment for construction contract			$ 10,280	¥ 72,000
Payments of recovered amount					9,320				¥ 65,300
Nanping Golden Heaven [Member]
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Payment for construction contract					$ 370	¥ 2,570	14,270	¥ 100,000
Nanping Golden Heaven [Member] | Fujian Xinchang [Member]
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Payment for construction contract							12,840
Nanping Golden Heaven [Member] | Fujian Xiangning Construction Engineering Co., Ltd. [Member]
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Payment for construction contract							12,540	90,000
Fujian Xinchang [Member]
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Construction contract amount		$ 19,980								$ 920	¥ 6,420	$ 25,690	¥ 180,000	¥ 140,000
Payment for construction contract | ¥								90,000
Fujian Xinchang One [Member]
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Payment for construction contract							$ 9,990	¥ 70,000
Construction period		18 months
Fujian Xinchang Construction Engineering Co., Ltd [Member]
Advances to Suppliers and Other Current Assets (Details) [Line Items]
Construction contract amount												$ 25,070	¥ 180,000